Assets Held for Sale (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Long Lived Assets Held-for-sale [Line Items]
Assets held for sale		$ 30,900,000
DRAM related Assets [Member]
Long Lived Assets Held-for-sale [Line Items]
Discontinued Operation, Property, Plant, and Equipment, Net		30,903,192
Assets held for sale		8,184,462
Long Lived Assets Held-for-sale, Proceeds from Sale	7,611,775
Long Lived Assets Held-for-sale, Gain (Loss) on Sale	1,455,721
Assets held for sale, Decrease for reclassification	4,756,260
DRAM related Assets [Member] | Impairment Loss [Member]
Long Lived Assets Held-for-sale [Line Items]
Long Lived Assets Held-for-sale, Impairment Charge		18,640,862
DRAM related Assets [Member] | Discontinued Operation Loss [Member]
Long Lived Assets Held-for-sale [Line Items]
Long Lived Assets Held-for-sale, Impairment Charge		$ 4,077,868